Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cost	$ 107,420	$ 107,420
Accumulated amortization	39,445	28,702
Net book value	67,975	78,718
Trademarks [Member]
Cost	78,214	78,214
Accumulated amortization	28,736	20,915
Net book value	49,478	57,299
Patents [Member]
Cost	21,818	21,818
Accumulated amortization	8,000	5,818
Net book value	13,818	16,000
Intellectual Property [Member]
Cost	7,388	7,388
Accumulated amortization	2,709	1,969
Net book value	$ 4,679	$ 5,419